Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

BrightSpire Capital Acquisitions, LLC (the “Company”)
Wells Fargo Securities, LLC

Morgan Stanley & Co. LLC

Citigroup Global Markets Inc.
Barclays Capital Inc. (collectively, the “Specified Parties”)

Re: BRSP 2024-FL2, Ltd. and BRSP 2024-FL2, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BRSP 2024-FL2 KPMG Data Tape CSR.xlsx” provided by the Company on July 25, 2024 (the “Data File”), containing information on 22 collateral interests and the related 25 mortgaged properties as of July 23, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BRSP 2024-FL2, Ltd. and BRSP 2024-FL2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the Term SOFR rate of 5.3000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interests and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interests being securitized, (iii) the compliance of the originator of the collateral interests with federal, state, and local laws and regulations, or (iv)

2

any other factor or characteristic of the collateral interests and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
July 25, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Type	Loan Agreement, Promissory Note, Deed of Trust
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Promissory Note, Deed of Trust
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report, Loan Agreement
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll, Certified Rent Roll, STR Report
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll, STR Report
Occupancy (%)	Underwritten Rent Roll, Certified Rent Roll, STR Report
Occupancy Date	Underwritten Rent Roll, Certified Rent Roll, STR Report
Loan Purpose	Settlement Statement, Purchase and Sale Agreement
Note Date	Loan Agreement, Promissory Note, Deed of Trust
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Settlement Statement
Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Deed of Trust
Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note, Deed of Trust
Loan Commitment Cut-Off Date Balance ($)	Servicer Report, Loan Agreement, Promissory Note
Loan Cut-off Date Balance ($)	Provided by the Company
Future Funding Advance Conditions	Loan Agreement, Promissory Note, Deed of Trust
A-1

Attribute	Source Document(s)
Loan Balloon Balance ($)	Loan Agreement, Promissory Note, Deed of Trust
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Junior Participation Cut-off Date Balance	Servicer Report, Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report, Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Balloon Payment ($)	Loan Agreement, Promissory Note, Deed of Trust
Rate Type	Loan Agreement, Promissory Note, Deed of Trust
Index	Loan Agreement, Promissory Note, Deed of Trust
Interest Accrual Basis	Loan Agreement, Promissory Note, Deed of Trust
Accrual Period	Loan Agreement, Promissory Note, Deed of Trust
Lookback Period	Loan Agreement, Promissory Note, Deed of Trust
Rounding Factor	Loan Agreement, Promissory Note, Deed of Trust
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note, Deed of Trust
Rounding Direction	Loan Agreement, Promissory Note, Deed of Trust
Loan Margin	Loan Agreement, Promissory Note, Deed of Trust
Collateral Interest Margin	Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Margin	Loan Agreement, Promissory Note, Deed of Trust
Loan Index Floor	Loan Agreement, Promissory Note, Deed of Trust
Loan Index Cap Provider	Rate Cap Confirmation
Loan Index Cap Notional Amount	Rate Cap Confirmation
Loan Index Cap Termination Date	Rate Cap Confirmation
Loan Index Cap	Rate Cap Confirmation
Loan Margin Change (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Loan Margin Change Description	Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Interest Rate	Loan Agreement, Promissory Note, Deed of Trust
Amortization Type During Initial Term	Loan Agreement, Promissory Note, Deed of Trust
A-2

Attribute	Source Document(s)
ARD Loan (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note, Deed of Trust
Extension Options (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Extension Options Description	Loan Agreement, Promissory Note, Deed of Trust
Amortization Type During Extensions	Loan Agreement, Promissory Note, Deed of Trust
Amortization Style	Loan Agreement, Promissory Note, Deed of Trust
Amortization Rate	Loan Agreement, Promissory Note, Deed of Trust
Amortization Basis	Loan Agreement, Promissory Note, Deed of Trust
First Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
First Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
First Extension Cap	Loan Agreement
First Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Second Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
Second Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
Second Extension Cap	Loan Agreement
Second Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Third Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
Third Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
Third Extension Cap	Loan Agreement
Third Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Fourth Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
Fourth Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
Fourth Extension Cap	Loan Agreement
Fourth Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Exit Fee %	Loan Agreement, Promissory Note, Deed of Trust
Exit Fee Balance	Loan Agreement, Promissory Note, Deed of Trust
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust
A-3

Attribute	Source Document(s)
Future Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Permitted Future Debt Type	Loan Agreement, Promissory Note, Deed of Trust
Grace Period Default (Days)	Loan Agreement, Promissory Note, Deed of Trust
Grace Period Late (Days)	Loan Agreement, Promissory Note, Deed of Trust
Initial Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust
Remaining Call Protection (Cut-off Date)	Loan Agreement, Promissory Note, Deed of Trust
Original Yield Maintenance or Minimum Interest Term	Loan Agreement, Promissory Note, Deed of Trust
Rate for Prepayment Protection	Loan Agreement, Promissory Note, Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Lien Position	Title Policy
Recourse	Guaranties, Loan Agreement
Recourse Provisions	Guaranties, Loan Agreement
Recourse Carveout Guarantor	Guaranties, Loan Agreement
Borrower	Loan Agreement, Promissory Note, Deed of Trust
Sponsor	Guaranties
Affiliated Sponsor (Y/N)	Guaranties
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, TIC Agreement
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal
Ground Lease Initial Expiration Date	Ground Lease, Estoppel,
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel
Lockbox Type	Loan Agreement, DACA Agreement
Cash Management Type	Loan Agreement, Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Cash Management Agreement
A-4

Attribute	Source Document(s)
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Tax Escrow (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Springing Tax Escrow Description	Reserve Agreement, Loan Agreement, Settlement Statement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Insurance Escrow (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Springing Insurance Escrow Description	Reserve Agreement, Loan Agreement, Settlement Statement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Replacement Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Replacement Reserve Cap($)	Loan Agreement, Reserve Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Reserve Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
TI/LC Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
TI/LC Reserve Cap($)	Loan Agreement, Reserve Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Reserve Agreement, Settlement Statement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
A-5

Attribute	Source Document(s)
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Debt Service Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Debt Service Reserve Cap($)	Loan Agreement, Reserve Agreement, Settlement Statement
Springing Debt Service Reserve Description	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserves (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Other Reserves Cap ($)	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserves 2 (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Other Reserves 2 Cap ($)	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves 2 Description	Loan Agreement, Reserve Agreement, Settlement Statement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
A-6

Attribute	Source Document(s)
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
A-7

Attribute	Source Document(s)
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Type	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Margin	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Promissory Note, Deed of Trust
As-Is Appraisal Valuation Date	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, JV Agreement
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
A-8

Attribute	Source Document(s)
Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Commitment Original Balance / Unit ($)	Loan Commitment Original Balance ($) divided by Number of Units
Loan Initial Unfunded Future Funding Amount ($)	Loan Commitment Original Balance ($) minus Loan Initial Funded Amount ($)
Loan Cut-off Date Balance / Unit ($)	Loan Cut-off Date Balance ($) divided by Number of Units
Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Loan Commitment Cut-Off Date Balance ($) minus Loan Cut-off Date Balance ($)
Loan Balloon Balance / Unit ($)	Loan Balloon Balance ($) divided by Number of Units
Loan Annual Debt Service Payment (IO) ($)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Loan Cut-off Date Interest Rate
Loan Annual Debt Service Payment (P&I) ($)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Loan Cut-off Date Interest Rate
Loan Annual Debt Service Payment (Cap) ($)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Loan Rate Cap
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Loan Commitment Cut-Off Date Balance ($) minus the sum of Collateral Interest Cut-off Date Balance ($), Junior Participation Balloon Payment ($) minus and Pari Passu Balance in Other Securitization
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all collateral interests
Collateral Interest Balloon Balance ($)	Product of i) Loan Balloon Balance ($) divided by Loan Commitment Cut-Off Date Balance ($), and ii) Collateral Interest Cut-off Date Balance ($)
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate
B-1

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Rate Cap
Pari Passu Funded Amount	Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Loan Cut-off Date Interest Rate	The sum of the Loan Margin and Index Rate Assumption rounded by the respective Rounding Factor subject to Loan Rate Floor
Loan Rate Floor	Loan Margin plus Loan Index Floor
Loan Rate Cap	Loan Margin plus Loan Index Cap
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective Rounding Factor subject to Loan Rate Floor
Collateral Interest Rate Floor	Collateral Interest Margin plus Loan Index Floor
Collateral Interest Rate Cap	Collateral Interest Margin plus Loan Index Cap
Junior Participation Rate Floor	Collateral Interest Margin plus Loan Index Floor
Junior Participation Rate Cap	Collateral Interest Margin plus Loan Index Cap
Initial IO Period	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Original Loan Term (Initial)	Number of payments between the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
B-2

Attribute	Calculation Methodology
Seasoning (months)	Number of payments between the First Payment Date and Cut-off Date
First Extension Floor	Equals the Loan Index Floor
First Extension Fee	First Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Second Extension Floor	Equals the Loan Index Floor
Second Extension Fee	Second Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Third Extension Floor	Equals the Loan Index Floor
Third Extension Fee	Third Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Fourth Extension Floor	Equals the Loan Index Floor
Fourth Extension Fee	Fourth Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Loan Commitment Cut-Off Date Balance ($)
Fully Extended IO Period (Initial)	Equals the Fully Extended Loan Term (Initial)
Fully Extended IO Period (Remaining)	Equals the Fully Extended Loan Term (Remaining)
Fully Extended Loan Term (Initial)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Loan Most Recent NOI DSCR	Most Recent NOI divided by Loan Annual Debt Service Payment (P&I) ($)
Loan Most Recent NCF DSCR	Most Recent NCF divided by Loan Annual Debt Service Payment (P&I) ($)
Cut-off Date Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Loan Cut-off Date Balance ($)
B-3

Attribute	Calculation Methodology
Cut-off Date Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Set to equal Loan Most Recent NOI DSCR
Collateral Interest Most Recent NCF DSCR	Set to equal Loan Most Recent NCF DSCR
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Loan Most Recent NOI Debt Yield
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Loan Most Recent NCF Debt Yield
Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Loan Annual Debt Service Payment (Cap) ($) and Loan Annual Debt Service Payment (P&I) ($)
Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Loan Annual Debt Service Payment (Cap) ($) and Loan Annual Debt Service Payment (P&I) ($)
Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Loan Cut-off Date Balance ($)
Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Loan Cut-off Date Balance Underwritten NOI DSCR
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Loan Cut-off Date Balance Underwritten NCF DSCR
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Loan Cut-off Date Balance Underwritten NOI Debt Yield
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Loan Cut-off Date Balance Underwritten NCF Debt Yield
Fully Funded Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, ii) Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, ii) Loan Balloon Balance ($), and iii) Interest Accrual Basis
B-4

Attribute	Calculation Methodology
Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Loan Balloon Balance ($)
Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Set to Fully Funded Loan Underwritten Stabilized NOI DSCR
Collateral Interest Underwritten Stabilized NCF DSCR	Set to Fully Funded Loan Underwritten Stabilized NCF DSCR
Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to Fully Funded Loan Underwritten Stabilized NOI Debt Yield
Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to Fully Funded Loan Underwritten Stabilized NCF Debt Yield
Fully Funded Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, ii) Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, ii) Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Loan Balloon Balance ($)
Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Loan Balloon Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NOI DSCR
Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NCF DSCR
Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NOI Debt Yield
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NCF Debt Yield
Total Debt Cut-off Date Balance ($)	Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
B-5

Attribute	Calculation Methodology
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) Interest Accrual Basis, subject to any mezzanine interest rate cap in place.
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Loan Cut-off Date As-Is LTV Ratio	Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Loan Commitment Maturity Date Stabilized LTV Ratio	Loan Commitment Cut-Off Date Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Loan Cut-off Date As-Is LTV Ratio
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Loan Commitment Maturity Date Stabilized LTV Ratio
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units

2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
B-6

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable collateral interest and Compared or Recomputed Attribute(s):
Collateral Interest Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Louisville Multifamily Portfolio; Asher Park; 360 Wythe; Brookside Apartments; Southfield West and East; Fountain View; Rustic Ridge; Cascada Del Sol; The Joinery Phase I	Loan Cut-off Date Balance Underwritten NOI DSCR; Loan Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Provided by the Company
360 Wythe	Fully Funded Loan Underwritten Stabilized NCF DSCR	Provided by the Company
Asher Park; Rustic Ridge	Year Renovated	Provided by the Company
Inverness	Initial Prepayment Provision; Original Yield Maintenance or Minimum Interest Term; Rate for Prepayment Protection	Provided by the Company
Coho Run	Soft Springing Hard	Provided by the Company
Brookside Apartments; Cascada Del Sol; The Joinery Phase I	Fully Funded Loan Underwritten Stabilized NOI DSCR; Fully Funded Loan Underwritten Stabilized NCF DSCR	Provided by the Company
Southfield West and East; Coho Run; Narrows Creek Townhomes	Tax Escrow (Cut-off Date) ($);Tax Escrow (Monthly)($); Insurance Escrow (Cut-off Date) ($); Insurance Escrow (Monthly)($)	Sourced from Company’s screenshot
Southfield West and East; Fountain View	Debt Service Reserve (Cut-off Date) ($)	Provided by the Company
Coho Run; Narrows Creek Townhomes	Replacement Reserve (Cut-off Date)($)	Sourced from Company’s screenshot
Coho Run	Other Reserves 2 (Cut-Off Date)($)	Sourced from Company’s screenshot
C-1

Collateral Interest Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
NMS Northridge & Superior	Fully Funded Loan Underwritten Stabilized NOI DSCR; Fully Funded Loan Underwritten Stabilized NCF DSCR; Fully Funded Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Loan Underwritten Stabilized NCF Debt Yield; Fully Funded Loan Appraisal Stabilized NOI DSCR; Fully Funded Loan Appraisal Stabilized NCF DSCR; Fully Funded Loan Appraisal Stabilized NOI Debt Yield; Fully Funded Loan Appraisal Stabilized NCF Debt Yield	$1,000,000 was netted from the Loan Balloon Balance ($) for the purposes of calculating the applicable Recomputed Attribute
360 Wythe	Fully Funded Loan Underwritten Stabilized NOI DSCR; Fully Funded Loan Underwritten Stabilized NCF DSCR; Fully Funded Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Loan Underwritten Stabilized NCF Debt Yield; Fully Funded Loan Appraisal Stabilized NOI DSCR; Fully Funded Loan Appraisal Stabilized NCF DSCR; Fully Funded Loan Appraisal Stabilized NOI Debt Yield; Fully Funded Loan Appraisal Stabilized NCF Debt Yield	$4,692,075 was netted from the Loan Balloon Balance ($) for the purposes of calculating the applicable Recomputed Attribute
NMS Northridge & Superior	Loan Commitment Maturity Date Stabilized LTV Ratio	$1,000,000 was netted from the Loan Commitment Cut-Off Date Balance ($) for the purposes of calculating the applicable Recomputed Attribute
360 Wythe	Loan Commitment Maturity Date Stabilized LTV Ratio	$4,692,075 was netted from the Loan Commitment Cut-Off Date Balance ($) for the purposes of calculating the applicable Recomputed Attribute

C-2